Derivative Instruments And Hedging Activities (Outstanding Interest Rate Swap Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Interest Rate Swap Agreements [Line Items]
Weighted average pay rate	3.30%	3.80%
Weighted average receive rate	0.30%	0.30%
Weighted average maturity in years	7 years 1 month 6 days	6 years 9 months 18 days
Unrealized gain (loss) relating to interest rate swaps	$ (1,344)	$ (2,939)